Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (2,415)	$ 2,901	$ 1,915
Adjustments to reconcile net income (loss) to net cash provided (used in) by operating activities:
Depreciation	657	537	286
Share-based compensation and RSUs	2,121	2,216	2,471
Change in:
Severance pay, net	(63)	42	4
Trade receivables, net	13	(15,865)	(329)
Other account receivables and prepaid expenses	658	(520)	524
Inventories	901	(560)	794
Trade payables	(182)	(1,150)	1,273
Employees and payroll accruals	(622)	524	999
Other accounts payable and accrued expenses	(848)	1,385	266
Deferred revenue and advances from customers	(2,169)	(109)	1,248
Net cash provided (used in) by operating activities	(1,949)	(10,599)	9,451
Cash flows from investing activities:
Repayment of (investment in) a short-term bank deposit	40,000	(40,000)
Purchase of property and equipment	(662)	(790)	(1,331)
Net cash provided by (used in) investing activities	39,338	(40,790)	(1,331)
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares, net of issuance costs upon follow-on public offering		30,206	21,279
Exercise of warrants into Ordinary Shares			1,085
Exercise of options into Ordinary Shares	2,133	891	3,329
Net cash provided by financing activities	2,133	31,097	25,693
Foreign currency translation adjustments on cash and cash equivalents	(145)	(15)	346
Increase (decrease) in cash and cash equivalents	39,377	(20,307)	34,159
Cash and cash equivalents and restricted bank deposit at beginning of the period	22,611	42,918	8,759
Cash and cash equivalents and restricted bank deposit at end of the period	61,988	22,611	42,918
(a) Non-cash investing activities:
Purchase of property and equipment	152	239	81
(b) Cash paid during the year for:
Taxes on income	$ 25	$ 83	$ 24